Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2019
Deferred income tax
Schedule of gross tax assets and liabilities

	2018	2019
	RMB’000	RMB’000
The deferred tax assets comprise temporary differences attributable to:
—Tax losses	12,254	17,478
—Others	—	2,422
	12,254	19,900
The deferred tax liabilities comprise temporary differences attributable to:
—Medical licenses and tradenames	(1,971)	(12,248)
—Others	—	(581)
	(1,971)	(12,829)

Schedule of deferred tax assets and liabilities by recovery period

	2018	2019
	RMB’000	RMB’000
Deferred income tax assets:
—Deferred income tax assets to be recovered after more than 12 months	12,254	19,765
—Deferred income tax assets to be recovered within 12 months	—	9
	12,254	19,774
Deferred income tax liabilities:
—Deferred income tax liabilities to be settled after more than 12 months	(1,847)	(12,031)
—Deferred income tax liabilities to be settled within 12 months	(124)	(672)
	(1,971)	(12,703)
Deferred income tax assets – net	10,283	7,071

Summary of gross movement on deferred income tax accounts

The gross movement on deferred income tax accounts is as follows:

	2018	2019
	RMB’000	RMB’000
At 1 January	9,274	10,283
Acquisition of a subsidiary (Note 30)	(283)	(9,377)
Disposal of subsidiaries (Note 31)	(1,273)	(184)
Credited to consolidated statement of comprehensive income	2,565	6,357
Translation adjustment	—	(8)
At 31 December	10,283	7,071

Deferred income tax assets

	Tax losses	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2018	11,922	—	11,922
Disposal of a subsidiary (Note 31)	(1,273)	—	(1,273)
Credited to consolidated statement of comprehensive income	1,605	—	1,605
At 31 December 2018 and 1 January 2019	12,254	—	12,254
Acquisition of a subsidiary (Note 30)	1,445	104	1,549
Disposal of a subsidiary (Note 31)	(182)	(2)	(184)
Credited to consolidated statement of comprehensive income	3,961	2,320	6,281
At 31 December 2019	17,478	2,422	19,900

Deferred income tax liabilities

	Medical licenses
	and tradenames	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2018	2,648	—	2,648
Acquisition of a subsidiary (Note 30)	283	—	283
Credited to consolidated statement of comprehensive income	(960)	—	(960)
At 31 December 2018 and 1 January 2019	1,971	—	1,971
Acquisition of a subsidiary (Note 30)	10,868	58	10,926
(Credited)/charge to consolidated statement of comprehensive income	(591)	515	(76)
Translation adjustment	—	8	8
At 31 December 2019	12,248	581	12,829

Summary of unrecognized tax losses by expiry period

	2018	2019
	RMB’000	RMB’000
Tax loss expiring within 5 years	1,204	13,850